Leases (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025
Leases [Line Items]
Operating leases of remaining lease term	60 months	60 months		12 months
Operating lease expenses	¥ 1,460,784	$ 208,889	¥ 1,303,514
Short term operating lease expense	¥ 82,916	$ 11,857	¥ 149,019